Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization and Business Operations [Abstract]
Organization and Business Operations

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

QKL Stores Inc. ("Store") was incorporated under the laws of the State of Delaware on December 2, 1986. Store currently operates through a wholly owned subsidiary in the British Virgin Islands: Speedy Brilliant Group Ltd. ("Speedy Brilliant (BVI)"), wholly owned subsidiary of Speedy Brilliant (BVI) located in Mainland China: Speedy Brilliant (Daqing) Ltd. ("Speedy Brilliant (Daqing)" or "WFOE"), operating company located in Mainland China: Daqing Qingkelong Chain Commerce & Trade Co., Ltd. ("Qingkelong Chain"), which Store controls, through contractual arrangements between WFOE and Qingkelong Chain, as if Qingkelong Chain were a wholly owned subsidiary of Store, wholly owned operating subsidiary of Qingkelong Chain located in Mainland China:  Daqing Qinglongxin Commerce & Trade Co., Ltd ("Qinglongxin Commerce") and wholly owned operating company located in Mainland China: Daqing Longqing Microcredit Co., Ltd. ("QKL-LQ"), which Qingkelong Chain controls, through arrangement that absorbs operations risk, as if QKL-LQ were a wholly-owned subsidiary of Qingkelong Chain.

The Store and its subsidiaries (hereinafter, collectively referred to as the "Company") are engaged in the operation of retail chain stores in the PRC. The principal business activity of QKL-LQ is money lending.

The Company is a regional supermarket chain that currently operates 27 supermarkets, 14 hypermarkets and 4 department stores in northeastern China and Inner Mongolia. The Company's supermarkets and hypermarkets sell a broad selection of merchandise including groceries, fresh food and non-food items. A supermarket offers various daily necessities on a self-service basis and averages 2,500 square meters in sales area. A hypermarket is similar to a supermarket but has a larger operating scale, and is typically over 4,500 square meters in sales area. The Company currently has three distribution centers servicing its supermarkets.

The Company is the first supermarket chain in northeastern China and Inner Mongolia that is a licensee of the Independent Grocers Alliance, or IGA, a United States-based global grocery network. As a licensee of IGA, the Company is able to engage in group bargaining with suppliers and have access to more than 2,000 private IGA brands, including many that are exclusive IGA brands.

Principles of Consolidation and Presentation

The condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").  The condensed consolidated financial statements include the financial statements of QKL Stores Inc., and its wholly owned subsidiaries.  All intercompany accounts, transactions, and profits have been eliminated upon consolidation.

The accompanying interim unaudited condensed consolidated financial statements ("Interim Financial Statements") of the Company and its wholly owned subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information and are presented in accordance with the requirements of Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, these Interim Financial Statements do not include all of the information and notes required by GAAP for complete financial statements. These Interim Financial Statements should be read in conjunction with the consolidated financial statements and notes thereto for the fiscal year ended December 31, 2012 included in the Company's Form 10-K. In the opinion of management, the Interim Financial Statements included herein contain all adjustments, including normal recurring adjustments, considered necessary, in management's opinion, to present fairly the Company's financial position, the results of operations and cash flows for the interim periods presented.  The operating results and cash flows of the interim periods presented herein are not necessarily indicative of the results to be expected for any other interim period or the full year.

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

QKL Stores, Inc. ("QKL") (formerly known as Forme Capital, Inc.) was incorporated under the laws of the State of Delaware on December 2, 1986. From 1989 to 2000, Store created and spun off to its stockholders nine blind pool companies for two years, then operated as a real estate company for eight years, then sold substantially all of its assets and ceased operations. From 2000 until March 28, 2008, QKL was a shell company with no substantial operations or assets. QKL currently operates through (1) itself, (2) one directly wholly-owned subsidiary in the British Virgin Islands: Speedy Brilliant Group Ltd. ("Speedy Brilliant (BVI)"), (3) one directly wholly-owned subsidiary of Speedy Brilliant (BVI) located in Mainland China: Speedy Brilliant (Daqing) Ltd. ("Speedy Brilliant (Daqing)" or "WFOE"), (4) one operating company located in Mainland China: Daqing Qingkelong Chain Commerce & Trade Co., Ltd. ("QKL-China"), which QKL controls, through contractual arrangements between WFOE and QKL-China, as if QKL-China were a wholly-owned subsidiary of QKL, (5) one wholly-owned operating subsidiary of QKL-China located in Mainland China:  Daqing Qinglongxin Commerce& Trade Co., Ltd ("Qinglongxin Commerce"), and (6) one operating company located in Mainland China: Daqing Longqing Microcredit Co., Ltd. ("QKL-LQ"), which QKL-China controls, through arrangement that absorbs operations risk, as if QKL-LQ were a wholly-owned subsidiary of QKL-China.

Speedy Brilliant (BVI) was established in the British Virgin Islands as a BVI business company on February 23, 2007. Speedy Brilliant (Daqing) was established in the Heilongjiang Province of the People's Republic of China (the PRC) as a limited company on August 1, 2007. QKL-China was established in the Heilongjiang Province of the PRC as a limited company on November 2, 1998. Qinglongxin Commerce was established in the Heilongjiang Province of the PRC as a limited company on July 10, 2006.

QKL and its subsidiaries (hereinafter, collectively referred to as "the Company") are engaged in the operation of retail chain stores in the PRC.

The Company is a regional supermarket chain that currently operates 30 supermarkets, 14 hypermarkets and 4 department stores in northeastern China and Inner Mongolia. The Company's supermarkets and hypermarkets sell a broad selection of merchandise including groceries, fresh food and non-food items. A supermarket offers various daily necessities on a self-service basis and averages 2,500 square meters in sales area. A hypermarket is similar to a supermarket but has a larger operating scale, and is typically over 4,500 square meters in sales area. The Company currently has three distribution centers servicing its supermarkets.

The Company is the first supermarket chain in northeastern China and Inner Mongolia that is a licensee of the Independent Grocers Alliance, or IGA, a United States-based global grocery network. As a licensee of IGA, the Company is able to engage in group bargaining with suppliers and have access to more than 2,000 private IGA brands, including many that are exclusive IGA brands.

The Company completed the initial steps in the execution of its expansion plan in March 2008, when the Company raised financing through the combination of a reverse merger and private placement, and also raised additional financing in our public offering in the fourth quarter of 2009. Under that plan, the Company opened one new store in 2012 that has approximately 5,700 square meters of space, fourteen new stores in 2011 that have, in the aggregate, approximately 101,000 square meters of space, nine new stores in 2010 that have, in the aggregate, approximately 74,189 square meters of space, seven new stores in 2009 that have, in the aggregate, approximately 32,000 square meters of space, and ten new stores in 2008 that have, in the aggregate, approximately 42,000 square meters of space.

PRC Restructuring Agreements

The PRC restructuring transaction was effected by the execution of five agreements between Speedy Brilliant (Daqing), on the one hand, and QKL-China (and in some cases the shareholders of QKL-China), on the other hand. Those five agreements and their consequences are described below.

•	Consigned Management Agreement

The Consigned Management Agreement among Speedy Brilliant (Daqing), QKL-China and all of the shareholders of QKL-China, provides that Speedy Brilliant (Daqing) will provide financial, business management and human resources management services to QKL-China that will enable Speedy Brilliant (Daqing) to control QKL-China's operations, assets and cash flow, and in exchange, QKL-China will pay a management fee to Speedy Brilliant (Daqing) equal to 4.5% of QKL-China's annual revenue. The management fee for each year is due by January 31 of the following year. The agreement will remain effective until Speedy Brilliant (Daqing) or its designees have acquired 100% of the equity interests of QKL-China or substantially all of the assets of QKL-China.

•	Technology Service Agreement

The Technology Service Agreement among Speedy Brilliant (Daqing), QKL-China and all of the shareholders of QKL-China, provides that Speedy Brilliant (Daqing) will provide technology services, including the selection and maintenance of QKL-China's computer hardware and software systems and training of QKL-China employees in the use of those systems, and in exchange QKL-China will pay a technology service fee to Speedy Brilliant (Daqing) equal to 1.5% of QKL-China's annual revenue. The technology service fee for each year is due by January 31 of the following year. The agreement will remain effective until Speedy Brilliant (Daqing) or its designees have acquired 100% of the equity interests of QKL-China or substantially all of the assets of QKL-China.

•	Loan Agreement

The Loan Agreement among Speedy Brilliant (Daqing) and all of the shareholders of QKL-China, provides that Speedy Brilliant (Daqing) will make a loan in the aggregate principal amount of RMB 77 million (approximately $11.2 million) to the shareholders of QKL-China, each shareholder receiving a share of the loan proceeds proportional to its shareholding in QKL-China, and in exchange each shareholder agreed (i) to contribute all of its proceeds from the loan to the registered capital of QKL-China in order to increase the registered capital of QKL-China, (ii) to cause QKL-China to complete the process of registering the increase in its registered capital with PRC regulatory authorities within 30 days after receiving the loan, and (iii) to pledge their equity to Speedy Brilliant (Daqing) under the Equity Pledge Agreement described below.

The loan is repayable by the shareholders at the option of Speedy Brilliant (Daqing) either by the transfer of QKL-China's equity to Speedy Brilliant (Daqing) or through proceeds indirectly from the transfer of QKL-China assets to Speedy Brilliant (Daqing). The loan does not bear interest, except that if (x) Speedy Brilliant (Daqing) is able to purchase the equity or assets of QKL-China, and (y) the lowest allowable purchase price for that equity or those assets under PRC law is greater than the principal amount of the loan, then, insofar as it is allowable under PRC law, interest will be deemed to have accrued on the loan in an amount equal to the difference between the lowest allowable purchase price for QKL-China and the principal amount of the loan. The effect of this interest provision is that, if and when permitted under PRC law, Speedy Brilliant (Daqing) may acquire all of the equity or assets of QKL-China by forgiving the loan, without making any further payment. If the principal amount of the loan is greater than the lowest allowable purchase price for the equity or assets of QKL-China under PRC law, then Speedy Brilliant (Daqing) would exempt the shareholders from paying the difference between the two amounts. The effect of this provision is that (insofar as allowable under PRC law) the shareholders of QKL-China may satisfy their repayment obligations under the loan by transferring all of QKL-China's equity or assets to Speedy Brilliant (Daqing), without making any further payment.

The Loan Agreement also contains promises from the shareholders of QKL-China that during the term of the agreement they will elect as directors of QKL-China only candidates nominated by Speedy Brilliant (Daqing), and they will use their best efforts to ensure that QKL-China does not take certain actions without the prior written consent of Speedy Brilliant (Daqing), including (i) supplementing or amending the articles of association or rules of QKL-China, or of any subsidiary controlled or wholly owned by it, (ii) increasing or decreasing its registered capital or shareholding structure, (iii) transferring, mortgaging or disposing of any interests in its assets or income, or encumbering its assets or income in a way that would affect Speedy Brilliant (Daqing)'s security interest unless required for QKL-China's normal business operations, (iv) incurring or succeeding to any debts and liabilities, (v) entering into any material contract (exceeding RMB 5.0 million, or approximately $0.7 million, in value); (vi) providing any loan or guarantee to any third party; (vii) acquiring or consolidating with any third party, or investing in any third party; and (viii) distributing any dividends to the shareholders in any manner. In addition, the Loan Agreement provides that at Speedy Brilliant (Daqing)'s request, QKL-China will promptly distribute all distributable dividends to its shareholders.

The funds that Speedy Brilliant (Daqing) used to make the loan came from the proceeds received by us, its indirect parent company, in the private placement transaction completed in March 2008.

•	Exclusive Purchase Option Agreement

The Exclusive Purchase Option Agreement, among Speedy Brilliant (Daqing), QKL-China, and all of the shareholders of QKL-China, provides that QKL-China will grant Speedy Brilliant (Daqing) or its designated third party an irrevocable and exclusive right to purchase all or part of QKL-China's assets, and the shareholders of QKL-China will grant Speedy Brilliant (Daqing) or its designated third party an irrevocable and exclusive right to purchase all or part of their equity interests in QKL-China. Either right may be exercised by Speedy Brilliant (Daqing) in its sole discretion at any time that the exercise would be permissible under PRC law, and the purchase price for Speedy Brilliant (Daqing)'s acquisition of equity or assets will be the lowest price permissible under PRC law. QKL-China and its shareholders are required to execute purchase agreements and related documentation within 30 days of receiving notice from Speedy Brilliant (Daqing) that it intends to exercise its right to purchase.

The Exclusive Purchase Option Agreement contains promises from QKL-China and its shareholders that they will refrain from taking actions, such as voting to dissolve or declaring dividends, that could impair Speedy Brilliant (Daqing)'s security interest in the equity of QKL-China or reduce its value. These promises are substantially the same as those contained in the Loan Agreement described above.

The agreement will remain effective until Speedy Brilliant (Daqing) or its designees have acquired 100% of the equity interests of QKL-China or substantially all of the assets of QKL-China. The exclusive purchase options were granted under the agreement on the closing date.

•	Equity Pledge Agreement

The Equity Pledge Agreement, among Speedy Brilliant (Daqing), QKL-China, and all of the shareholders of QKL-China, provides that the shareholders of QKL-China will pledge all of their equity interests in QKL-China to Speedy Brilliant (Daqing) as a guarantee of the performance of the shareholders' obligations and QKL-China's obligations under each of the other PRC Restructuring Agreements. Under the Equity Pledge Agreement, the shareholders of QKL-China have also agreed (i) to cause QKL-China to have the pledge recorded at the appropriate office of the PRC Bureau of Industry and Commerce, (ii) to deliver any dividends received from QKL-China during the term of the agreement into an escrow account under the supervision of Speedy Brilliant (Daqing), and (iii) to deliver QKL-China's official shareholder registry and certificate of equity contribution to Speedy Brilliant (Daqing).

The Equity Pledge Agreement contains promises from QKL-China and its shareholders that they will refrain from taking actions, such as voting to dissolve or declaring dividends, that could impair Speedy Brilliant (Daqing)'s security interest in the equity of QKL-China or reduce its value. These promises are substantially the same as those contained in the Loan Agreement described above.

Under the advice of our PRC legal counsel, we believe each of the significant control and economic benefits agreements is enforceable under PRC and local law. ASC 810-10-50-2AA through 50-2AC collectively require the reporting entity to disclose the significant judgments and assumptions used in determining whether to consolidate a variable interest entity. One of the most significant assumptions the Company applied in consolidating its VIE is the interpretation of the provisions of applicable PRC laws and regulations. However, any changes in PRC laws and regulations that affect our ability to control QKL-China might preclude us from consolidating QKL-China in the future.

Mr. Zhuangyi Wang, our Chairman of the board and Chief Executive Officer owns 96% of QKL China. Through contractual arrangements between Speedy Brilliant (Daqing) and QKL-China and its respective registered shareholders, we bear the economic risks and receive the economic benefits of QKL-China as their primary beneficiary. The financial results of QKL-China are consolidated into our financial statements despite the lack of our equity interest in them. We believe the consolidation is necessary to fairly present the financial position and results of operations of our company, because of the existence of a parent-subsidiary relationship through contractual arrangements. Speedy Brilliant (Daqing) has entered into contractual arrangements with QKL-China and its respective registered shareholders. Consigned Management Agreement and Technology Service Agreement enable us to receive substantially all of the economic benefits from QKL-China. Loan Agreement and Equity Pledge Agreement enable us to exercise effective control over QKL-China. And Exclusive Purchase Option Agreement enables us to have an exclusive option to purchase all of the equity interests in QKL-China when and to the extent permitted by PRC law.

QKL-China is financed by means of capital contributions from its shareholders. Subsequent to the payment of funds under the Loan Agreement, we have provided additional financial support by means of loan of approximately $1.2 million to QKL-China in November 2010 for the provision of working capital to our principal business in PRC. There are no specific terms or arrangements that require the Company to provide financial support to QKL-China. The creditors of QKL-China do not have recourse to the general credit of the QKL Stores Inc., Speedy Brilliant (BVI) or Speedy Brilliant (Daqing).

Under PRC law, QKL-China must set aside at least 10% of its after-tax profits each year, if any, to fund a statutory reserve until such reserve reaches 50% of its registered capital. Although the statutory reserves can be used, among other things, to increase the registered capital and eliminate future losses in excess of retained earnings of the respective companies, companies may not distribute the reserve funds as cash dividends except upon a liquidation of these subsidiaries.

Noncontrolling interest

Effective January 1, 2009, the Company adopted an authoritative pronouncement issued by the Financial Accounting Standards Board (the "FASB") regarding noncontrolling interests in consolidated financial statements. The pronouncement requires noncontrolling interests to be separately presented as a component of equity in the consolidated financial statements. The presentation regarding noncontrolling interest was retroactively applied for all the presented periods. As at December 31, 2012 and 2011, the Company did not have any noncontrolling interests.

The following consolidated financial statement balances and amounts of the Company's VIE and its subsidiary were included in the accompanying consolidated balance sheets as of and for the years ended:

	December 31,
	2012	2011
Total current assets	$68,332,510	$94,572,493
Total noncurrent assets	46,177,096	70,658,046
Total assets	114,509,606	165,230,539
Total current liabilities	101,340,678	77,475,533
Total noncurrent liabilities	-	-
Total liabilities	$101,340,678	$77,475,533

	December 31,
	2012	2011
Net sales	$365,624,781	$370,500,420
Gross profit	62,426,091	63,729,867
Loss from operations	(32,107,932)	(13,643,245)
Net loss	(29,807,718)	(15,096,648)

VIE retained earnings	$(2,634,541)	$31,288,763

As a result of the contractual arrangements above, Speedy Brilliant (Daqing) bears the majority of economic risks and receives the economic benefits of the VIE, QKL-China, and is the primary beneficiary of the VIE. Therefore, the Company has consolidated the financial results of the VIE and their subsidiary in its consolidated financial statements.

The Company believes that Speedy Brilliant (Daqing)'s contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable. The majority shareholder of the VIE, our Chairman and CEO, Mr. Wang, is also the majority shareholder of the Company and therefore has no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements, which in turns, may lead to the potential of deconsolidation.

Completion of the PRC Restructuring

The PRC restructuring transaction closed on March 28, 2008 and after the closing date, Speedy Brilliant (Daqing) completed all required post-closing steps, including the payment and verification of all the installments of Speedy Brilliant (Daqing)'s registered capital.

The remaining portion of Speedy Brilliant (Daqing)'s registered capital was contributed and verified by August 1, 2009, two years after the issuance of its business license.

Share Exchange Transaction

In the share exchange transaction, Forme acquired control of Speedy Brilliant (BVI), a British Virgin Islands holding company and the parent company of Speedy Brilliant (Daqing), by issuing to the stockholders of Speedy Brilliant (BVI) shares of common stock in exchange for all of the outstanding capital stock of Speedy Brilliant (BVI). The stockholders of Speedy Brilliant (BVI) with whom we completed the share exchange were (i) the majority holder, Winning State International Limited, a British Virgin Islands holding company ("Winning State (BVI)") all of whose stock was acquired by our Chief Executive Officer, Mr. Zhuangyi Wang, pursuant to a call option held by Mr. Wang and (ii) three minority stockholders, Ms. Fang Chen, Mr. Yang Miao, and Ms. Ying Zhang, Mr. Wang has exercised his call option and all of the shares of Winning State (BVI) were transferred from Mr. Yap to Mr. Wang on February 2, 2010.

Share Exchange Agreement

On March 28, 2008, Forme entered into a share exchange agreement with (i) Speedy Brilliant (BVI); (ii) Speedy Brilliant (Daqing); (iii) the owners of all of the outstanding voting stock of Speedy Brilliant (BVI), namely (a) Winning State (BVI) (a company that is wholly owned and controlled by Mr. Chin Yoke Yap (all of whose stock was acquired by our CEO, Mr. Zhuangyi Wang, pursuant to a call option held by Mr. Wang that he exercised on February 2, 2010)), which owned approximately 98.5% of the Speedy Brilliant (BVI) stock, and (b) three individuals, Ms. Fang Chen, Ms. Yang Miao and Ms. Ying Zhang, who collectively owned approximately 1.5% of the Speedy Brilliant (BVI) stock; and (iv) Forme's then controlling stockholders, Vision Opportunity China LP, Stallion Ventures, LLC, and Castle Bison, Inc. Under the terms of the share exchange agreement, the Speedy Brilliant (BVI) stockholders exchanged all of the outstanding shares of Speedy Brilliant (BVI) for a total of 6,460,766 (**807,596) newly issued shares of Forme common stock. As a result of the share exchange, Forme acquired Speedy Brilliant (BVI) as a wholly owned subsidiary, and the Speedy Brilliant (BVI) stockholders became holders of 92.8% of our common stock on a non-diluted basis (64.6% of our common stock assuming conversion of our newly-issued Series A Preferred Stock and 46.3% of our common stock assuming conversion of our newly-issued Series A Preferred Stock and exercise of all of the Series A Warrants and Series B Warrants).

In the PRC restructuring transaction described above, Speedy Brilliant (BVI) gained control of our operating company, QKL-China. Therefore, when we acquired control of Speedy Brilliant (BVI) in the share exchange, we acquired indirect control of QKL-China. As a result, at the time of the share exchange, (i) we ceased to be a shell company as that term is defined in Rule 12b-2 under the Exchange Act, (ii) Speedy Brilliant (BVI) became our wholly owned subsidiary, and (iii) through our newly-acquired indirect subsidiary Speedy Brilliant (Daqing) we now control, through the contractual arrangements described above.

On March 28, 2012, QKL-China formed QKL-LQ, a PRC company, together with 5 other affiliated individuals. Under certain contractual arrangements among QKL-China and these equity investors of QKL-LQ, QKL-China is entitled to income earned by QKL-LQ and is obligated to absorb a majority of the risk of loss from QKL-LQ, as if QKL-LQ were a wholly-owned subsidiary of QKL-China.

**Reference for amount restated to reflect the 1-for-8 Reverse Stock Split effected on February 4, 2013. See note 17 Subsequent Events.

The Company's current structure is set forth in the diagram below:

Private Placement Transaction

The other transaction we completed on March 28, 2008 was a private placement in which we raised funds through a private sale of securities that was exempt from the registration requirements under Section 4(2) of the Securities Act as a result of our compliance with Rule 506 of Regulation D promulgated under the Securities Act. In the private placement we sold to certain accredited investors, for gross proceeds to us of $15.5 million, 9,117,647 units at a purchase price of $1.70 per unit, each unit consisting of one share of Series A Preferred Stock (each of which is convertible (subject to adjustment) into one share of our common stock), a 0.625 interest in a Series A Warrant and a 0.625 interest in a Series B Warrant.

The agreements through which the private placement were carried out are described in detail below, all of which were entered into on March 28, 2008 unless otherwise indicated.

Securities Purchase Agreement

The securities purchase agreement among Vision Opportunity Master Fund Ltd. ("Vision Master"), Vision Opportunity China Fund Limited (together with Vision Master, "Vision") and certain other investors listed in Exhibit A thereto involved the sale of an aggregate of 9,117,647 units, each unit consisting of one share of Series A Preferred Stock, a 0.625 interest in a Series A Warrant and a 0.625 interest in a Series B Warrant. The closing of the private placement transaction and the securities purchase agreement was contingent upon and dependent on the closing of the reverse merger transaction. Each share of Series A Preferred Stock is convertible into one share of common stock subject to adjustment as described below. Each warrant is exercisable for one of common stock or an aggregate of up to 3,799,020 (**474,877) shares of common stock. The Series A Warrants are exercisable for up to 1,899,510 (**237,439) shares of common stock and have an exercise price of $10.20 (**$81.60) per share, subject to adjustment. The Series B Warrants are exercisable for up to 1,899,510 (**237,439) shares of common stock and have an exercise price of $12.75 (**$102.00) per share, subject to adjustment. The warrants expire on March 28, 2013, which is five years from the date of issuance.

**Reference for amount restated to reflect the 1-for-8 Reverse Stock Split effected on February 4, 2013. See note 17 Subsequent Events.

The terms of our Series A Preferred Stock are set forth in a Certificate of Designations, which we filed with the Secretary of State of the State of Delaware on March 13, 2008. For more information regarding the material terms of Series A Preferred Stock, see the section of this report entitled "Description of our Securities" under the subheadings "Preferred Stock" and "Terms of Series A Preferred Stock."

Securities Escrow Agreement

The securities escrow agreement among Vision, as representative of the purchasers under the securities purchase agreement, Winning State (BVI), and Loeb & Loeb LLP, as escrow agent, was entered into as an inducement to the purchasers to enter into the securities purchase agreement. Winning State (BVI) agreed to deliver 6,078,431 (**759,804) shares of our common stock owned by Winning State (BVI) as escrow shares (the "Escrow Shares") to the escrow agent for the benefit of the purchasers, and to deliver some or all of those shares to the purchasers in the event the Company fails to achieve certain financial performance thresholds for the 12-month periods ending December 31, 2008 and December 31, 2009.

The financial performance thresholds for 2008 required that the Company achieve (i) both net income and cash from operations greater than $9.4 million and (ii) fully diluted earnings per share equal to or greater than $0.69. Under the terms of the agreement these thresholds were met if the Company achieved at least 95% thereof. The Company reported net income of $9.0 million, cash from operations of $18.7 million and diluted earnings per share of $0.87 (**$6.96) for 2008, and therefore the thresholds for 2008 were met by the Company. Accordingly, all of the Escrow Shares remain in escrow, pending the performance of the 2009 performance thresholds described below.

The financial performance thresholds for 2009 will be satisfied if the Company achieves (i) both net income and cash from operations of greater than $11.15 million and (ii) fully diluted earnings per share of $0.81(**$6.48). On April 1, 2010 the securities escrow agreement was amended to exclude amounts recorded as liabilities under ASC815. At December 31, 2009, excluding amounts recorded as liabilities under ASC815, the Company had net income of $10.8 million, cash from operations of $10.8 million and fully diluted earnings per share of $1.02(**$8.16).

Because we achieved at least 95% of each of the 2009 performance thresholds, all of the 2009 escrow shares have been returned to Winning State (BVI).

For purposes of determining the performance thresholds described above, fully diluted earnings per share was calculated by (x) dividing the lesser of net income and cash from operations, as reported in our 2009 financial statements plus any amounts that may have been recorded as charges or liabilities on the 2009 financial statements due to the application of Emerging Issues Task Force Issue No. 00-19 that are associated with (1) any outstanding warrants issued in connection with the Securities Purchase Agreement or (2) any liabilities created as a result of the escrow shares being released to any of our officers or directors by (y) the aggregate number of shares of our then outstanding common stock on a fully-diluted basis which number includes, without limitation, the number of shares of common stock issuable upon conversion of the then outstanding shares of Series A Preferred Stock and the number of shares of common stock issuable upon the exercise of any then outstanding preferred stock, warrants or options of the Company.

**Reference for amount restated to reflect the 1-for-8 Reverse Stock Split effected on February 4, 2013. See note 17 Subsequent Events.

Investor and Public Relations Escrow Agreement

We also entered into an investor and public relations agreement with Vision Opportunity China LP, as representative of the purchasers under the securities purchase agreement, and Loeb & Loeb LLP, as escrow agent. Under the agreement, $300,000 of the proceeds of the private placement was deposited into an escrow account with Loeb & Loeb LLP for use in investor and public relations.

Settlement Agreement

On January 22, 2008, QKL terminated its engagement agreement with Kuhns Brothers to provide QKL with investment banking services, on an exclusive basis, with respect to the private placement transaction and the share exchange transaction, and the parties executed a settlement agreement. Under the terms of the settlement agreement, we were required to pay Khuns Brothers (i) a cash fee equal to 8.5% of the gross proceeds invested in the financing by investors introduced to the Company by Kuhns Brothers, Inc. ("Introduced Investors"), and (ii) warrants to purchase up to a number of shares of common stock of the Company equal to 8.5% of the dollar amount of the shares purchased by the Introduced Investors divided by the per-share purchase price of the common stock or preferred stock in the financing. The warrants have the same terms as warrants received by the Introduced Investors. Accordingly, Kuhns Brothers received from us a cash fee of $1,300,500, Series A Warrants to purchase 63,750 (**7,969) shares of our common stock and Series B Warrants to purchase 51,000 (**6,375) shares of our common stock.

Lock-Up Agreement

In connection with the private placement we also entered into an agreement with Winning State (BVI) under which, in order to induce Forme to enter into the share exchange agreement, certain stockholders including Mr. Zhuangyi Wang, our CEO and Mr. Xudong Wang, our former CFO, agreed that (i) they would not sell or transfer any shares of our common stock until at least 12 months after the effective date of a registration statement filed with the SEC registering for resale the shares of common stock underlying the Series A Preferred Stock issued in the private placement transaction and (ii) for an additional 24 months after the end of that 12 month period, would not sell or transfer more than one-twelfth of its total shares of that common stock during any one month.

Agreements Executed in Connection with Our Public Offering

Waiver to Registration Rights Agreement

On October 16, 2009, Vision Opportunity China LP, as representative of the purchasers listed on Schedule I to the Registration Rights Agreement dated as of March 28, 2008, agreed to waive the notice and piggyback registration rights provided by the Registration Rights Agreement solely with respect to our public offering in the fourth quarter of 2009 of 2,300,000 (**287,500) shares of our common stock at a price of $17.25 ($138.00) per share that raised aggregate net proceeds of $39.7 million.

**Reference for amount restated to reflect the 1-for-8 Reverse Stock Split effected on February 4, 2013. See note 17 Subsequent Events.

Waiver to Securities Purchase Agreement

On October 16, 2009, Vision Opportunity China LP, as representative of the purchasers listed on Schedule A to the Securities Purchase Agreement dated as of March 28, 2008, agreed to waive the notice and preemption rights provided by the Securities Purchase Agreement, solely with respect to our public offering in the fourth quarter of 2009 of 2,300,000 (**287,500) shares of our common stock at a price of $17.25 (**$138.00) per share that raised aggregate net proceeds of $39.7 million.

Amendment to Securities Escrow Agreement

On October 15, 2009, we entered into an Amendment to Securities Escrow Agreement, amending the Securities Escrow Agreement dated March 28, 2008, by and among the Company, Vision Opportunity China LP as representative of the Purchasers, Winning  State Investment Limited and Loeb & Loeb LLP, as escrow agent, to revise the definition of "Net income" and "Cash from Operations" for the fiscal year ended December 31, 2009 to exclude the one time non-recurring cash expenses incurred by us in connection with our public offering in the fourth quarter of 2009 and the transactions contemplated by our public offering that were not contemplated by the Securities Escrow Agreement.

Lock-Up Letters

On October 15, 2009, in connection with our public offering and in order to induce Roth Capital Partners, LLC to act as our underwriter, each of our directors and executive officers, and Winning State (BVI) agreed that, without the prior written consent of Roth Capital Partners, LLC, they would not, during the period commencing on October 15, 2009 and ending 180 days after the date of the final prospectus relating to our public offering (i) either directly or indirectly sell, pledge, lend or transfer any shares of our common stock or any securities convertible into or exercisable or exchangeable for our common stock, subject to certain exclusions, or (ii) make any demand for or exercise any right with respect to the registration of any shares of common stock or any security convertible into or exercisable or exchangeable for shares of common stock.

Anti-dilution Agreements

On March 24, 2010, we entered into a Warrant Amendment ("Series A Warrant Amendment") to the Series A Warrant to Purchase Shares of Common Stock of the Company ("Series A Warrant") with Vision Opportunity China LP, pursuant to which certain anti-dilution provisions of the Series A Warrants were removed on behalf of the Series A Warrant holders.  Pursuant to the Series A Warrant Amendment, we agreed not to issue any additional shares of common stock or common stock equivalents, except as otherwise contemplated by the Series A Warrant, at a per share price less than the exercise price then in effect, without the prior written consent of holders of a majority of the Series A Warrants at such time.

On March 24, 2010, we entered into a Warrant Amendment ("Series B Warrant Amendment") to the Series B Warrant to Purchase Shares of Common Stock of the Company ("Series B Warrant") with Vision Opportunity China LP, pursuant to which certain anti-dilution provisions of the Series A Warrants were removed on behalf of the Series A Warrant holders.  Pursuant to the Series B Warrant Amendment, we agreed not to issue any additional shares of common stock or common stock equivalents, except as otherwise contemplated by the Series B Warrant, at a per share price less than the exercise price then in effect, without the prior written consent of holders of a majority of the Series B Warrants at such time.

**Reference for amount restated to reflect the 1-for-8 Reverse Stock Split effected on February 4, 2013. See note 17 Subsequent Events.

On March 25, 2010, we entered into a Waiver ("Waiver") to the Certificate of Designations, Preferences and Rights of Series A Convertible Preferred Stock ("Certificate") with the holders of our Series A Convertible Preferred Stock, pursuant to which certain anti-dilution protections of the Certificate were waived.  We plan to amend the Certificate to state that we will not issue any additional shares of common stock or common stock equivalents, except as otherwise contemplated by the Certificate, at a conversion price less than the conversion price then in effect for the Series A Preferred Stock, without the prior written consent of holders of a majority of the Series A Warrants at such time.